INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of fair value of the equity method investment

		N.R.O				5042 Real
	LOB Group,	Management,	SoCal Hemp	ICANN,	5042 Venice,	Estate Investment,	Lompoc TIC,
	Inc.	LLC	JV, LLC	LLC	LLC	LLC	LLC	TOTAL
Fair Value as of December 31, 2020	$2,809,412	$2,336,713	$1,058,778	$2,045,309	$2,222,695	$—	$228,961	$10,701,868
Additions	—	—	701,254	—	—	—	86,248	787,502
Distribution	—	—	—	—	(243,880)	—	(96,900)	(340,780)
Reclass of Investment for Acquisition	—	—	—	(2,045,309)	—	—	—	(2,045,309)
Impairment Expense	—	—	(817,875)	—	—	—	—	(817,875)
(Loss) Gain on Equity Method Investments	(48,271)	(317,764)	(942,157)	—	242,705	—	(23,560)	(1,089,047)
Fair Value as of December 31, 2021	$2,761,141	$2,018,949	$—	$—	$2,221,520	$—	$194,749	$7,196,359
Additions	—	300,000	213,000	—	343	2,445,000	—	2,958,343
Distributions	—	—	—	—	(3,001,871)	—	—	(3,001,871)
Acquisition of Equity Method Investment	—	(900,000)	—	—	—	—	—	(900,000)
(Loss) Gain on Equity Method Investments	(457,671)	(1,418,949)	(213,000)	—	780,008	(665,401)	(31,626)	(2,006,639)
Fair Value as of December 31, 2022	$2,303,470	$—	$—	$—	$—	$1,779,599	$163,123	$4,246,192